Financial Income, Net (Tables)	12 Months Ended
Dec. 31, 2025
Financial Income, Net
Schedule of financial income, net

€ millions	2025	2024	2023
Finance income	1,911	1,429	857
thereof gains from disposals and fair value adjustments of equity securities	1,389	778	381
thereof interest income	428	631	486
thereof miscellaneous income	93	20	-10
Finance costs	-1,377	-1,031	-1,313
thereof losses from disposals and fair value adjustments of equity securities	-625	-316	-525
thereof interest expense	-492	-545	-639
thereof fee expense	-96	-97	-97
thereof miscellaneous expense	-163	-73	-51
 Financial income, net	534	398	-456